CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS	6 Months Ended
Mar. 31, 2021 USD ($)
Cash Flows From Financing Activities:
Cash - end of period	$ 485,220
Total	485,220
Blade Urban Air Mobility [Member]
Cash Flows From Operating Activities:
Net (loss) income	(6,582,000)
Adjustments to reconcile net loss to net cash and restricted cash used in operating activities:
Depreciation and amortization	265,000
Stock-based compensation	3,179,000
Changes in operating assets and liabilities:
Prepaid expenses and other current assets	(1,203,000)
Accounts receivable	20,000
Other non-current assets	71,000
Operating lease assets/liabilities	(34,000)
Accounts payable and accrued expenses	3,235,000
Deferred revenue	442,000
Net cash used in operating activities	(607,000)
Cash Flows From Investing Activities:
Purchase of domain name	(503,000)
Purchase of property and equipment	(86,000)
Net cash provided by (used in) investing activities	(589,000)
Cash Flows From Financing Activities:
Proceeds from the exercise of common stock options	19,000
Deferred recapitalization costs related to the merger	(3,173,000)
Net cash provided by financing activities	(3,154,000)
Net decrease in cash	(4,350,000)
Cash - beginning of period	12,276,000
Cash - end of period	7,926,000
Total	7,926,000
Supplemental cash flow information
Cash paid for: Interest	0
Cash paid for: Income Taxes	0
Supplemental non-cash investing and financing activities
Adoption of new leases under ASC 842 entered into during the period	$ 12,000